VALUATION AND QUALIFYING ACCOUNTS - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Allowance for net unrealized gains on marketable securities:
Balance, beginning of year	$ 558,476	$ 400,541	$ 297,031
Additions	241,661	157,935	103,510
Balance, end of year	$ 800,137	$ 558,476	$ 400,541